Investments - Net Realized Gains (Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net realized gains (losses) related to sales and other:
Total net realized gains related to sales and other	$ 624	$ 263	$ 838
Net other-than-temporary impairment losses recognized in earnings	(94)	0	0
Total net realized gains	530	263	838
Fixed maturity securities
Net realized gains (losses) related to sales and other:
Total net realized gains related to sales and other	354	248	430
Equity securities
Net realized gains (losses) related to sales and other:
Total net realized gains related to sales and other	4	3	295
Net other-than-temporary impairment losses recognized in earnings	(94)	0	0
Commercial mortgage loans on real estate
Net realized gains (losses) related to sales and other:
Total net realized gains related to sales and other	$ 266	$ 12	$ 113